Retirement obligations - Disclosure of Assumptions Used to Measure Retirement Benefits (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of defined benefit plans [table]
Social security contribution rate	47.00%	47.00%
Discount rate	3.96%	3.56%
Staff turnover	8.40%	8.40%
Duration	20 years	20 years
Management
Disclosure of defined benefit plans [table]
Retirement assumptions	66 years	66 years
Non-management
Disclosure of defined benefit plans [table]
Retirement assumptions	64 years	64 years
Executive
Disclosure of defined benefit plans [table]
Salary increase rate (including inflation)	4.00%	4.00%
Non-executive
Disclosure of defined benefit plans [table]
Salary increase rate (including inflation)	3.50%	3.50%